Related Party Balance And Transactions - Schedule of Balance of Amounts Due from Related Parties (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Total	$ 1,734,333	$ 2,517,833
Allowance for expected credit losses	(1,176,721)	(1,009,780)
Related Party
Related Party Transaction [Line Items]
Total	1,734,333	2,517,833
Amounts due from related parties, gross	2,643,540	3,022,625
Allowance for expected credit losses	(909,207)	(504,792)
Beijing Puyan
Related Party Transaction [Line Items]
Total	282,874	273,066
Shenzhen Zhichong
Related Party Transaction [Line Items]
Total	43,184	11,951
Zhichong New Energy
Related Party Transaction [Line Items]
Total	$ 2,317,482	$ 2,737,608